CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	137	35
Short-term investment	2,360	—
Cryptocurrency assets	2,811	349
Other current assets	32,285	29,646
Amounts due from intergroup companies	169,459	150,615

Total current assets	207,052	180,645

Non-current assets:
Investment in subsidiaries	(129,151)	(144,824)
Intangible assets, net	125	110

Total non-current assets	(129,026)	(144,714)

TOTAL ASSETS	78,026	35,931

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	159	79
Accrued expenses and other liabilities	619	10,720
Amounts due to intergroup companies	24,120	—

Total current liabilities	24,898	10,799

TOTAL LIABILITIES	24,898	10,799

Shareholders’ equity:
Class A ordinary shares, par value US$0.00005 per share; 1,599,935,000 shares authorized as of December 31, 2022 and December 31, 2023; 1,063,813,210 and 1,111,232,210 shares issued and outstanding as of December 31, 2022 and December 31, 2023, respectively	54	54
Class A preference shares, par value US$0.00005 per share; 65,000 shares authorized as of December 31, 2022 and December 31, 2023; 65,000 shares issued and outstanding as of December 31, 2022 and December 31, 2023	—	—
Class B ordinary shares, par value US$0.00005 per share; 400,000,000 shares authorized as of December 31, 2022 and December 31, 2023; 99 shares issued and outstanding as of December 31, 2022 and December 31, 2023	—	—
Additional paid-in capital	620,807	621,837
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(3,960)	(4,276)
Accumulated deficit and statutory reserve	(542,169)	(570,879)

Total shareholders’ equity	53,128	25,132

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	78,026	35,931

Schedule of condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$

Revenues	39,414	40,274	—
Operating costs and expenses:
Cost of revenue	(6,279)	(15,595)	(42)
Sales and marketing expenses	(244)	(72)	(6)
General and administrative expenses	(8,047)	(3,307)	(3,134)

Total operating costs and expenses	(14,570)	(18,974)	(3,182)

Net loss on disposal of cryptocurrency assets	(6,582)	(9,349)	539
Impairment of cryptocurrency assets	(4,436)	(7,360)	—

Operating profit (loss)	13,826	4,591	(2,643)
Interest income	9	—	231
Interest expense	(708)	(60)	—
Other operating expense	—	—	(10,000)
Equity in loss of subsidiaries and VIEs	(75,530)	(159,946)	(16,298)

Loss before income tax	(62,403)	(155,415)	(28,710)

Net loss	(62,403)	(155,415)	(28,710)

Other comprehensive income (loss)
Foreign currency translation gain (loss)	1,481	(1,605)	(316)
Reclassification into loss from equity method investments	131	—	—
Share of other comprehensive income from an equity method investee	631	—	—

Comprehensive loss	(60,160)	(157,020)	(29,026)

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$

Net cash used in operating activities	(135,484)	(12,259)	(2,472)
Net cash provided by investing activities	33,227	9,925	2,370
Net cash provided by financing activities	101,873	2,345	—
Net decrease (increase) in cash and cash equivalents	(384)	11	(102)
Cash and cash equivalents at beginning of the year	510	126	137
Cash and cash equivalents at end of the year	126	137	35